Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2014
Loss Per Share [Abstract]
Schedule of computing loss per share
	For the 3 Months Ended March 31,
	2014	2013
Net (Loss)	(426,054)	(399,072)
Weighted average number of common shares used in basic earnings per share	6,880,278	5,133,096
Effect of dilutive securities, stock options and warrants	-	-
Weighted average number of common shares and potential dilutive common shares outstanding used in dilutive earnings per share	6,880,278	5,133,096